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The Equitable Life Assurance Society of the United States --

SUPPLEMENT DATED NOVEMBER 11, 2002, TO THE CURRENT EQUIVEST EXPRESS ("SERIES 700") AND EQUI-VEST ("SERIES 800") PROSPECTUSES
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This supplement modifies certain information in the above-referenced
Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. The modifications are as follows:

(1) In "Contents of this prospectus" under "Contract feature and benefits," the following is added as the last item:

     Inherited IRA beneficiary continuation contract

(2) In "Contract features and benefits," the following is added as the last section:

     INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

     This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" in "Payment of the death benefit" later in the Prospectus. You should discuss with your tax advisor your own personal situation. This contract is available subject to state availability. Please contact our processing office for this information.

     The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

     The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax advisor when payments must begin or must be made.

     Under the inherited IRA beneficiary continuation contract:

     o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

     o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

     o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

     o The initial contribution must be a direct transfer from the deceased owner's original IRA and must be at least $5,000.

     o Subsequent contributions of at least $1,000 are permitted, but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than Equitable, where the deceased owner is the same as under the original IRA contract.

     o You may make transfers among the investment options.

     o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal o charges will apply as described under "Withdrawal charge" in "Charges and expenses," later in the Prospectus.

     o The following features mentioned in the Prospectus are not available under the inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

     o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

     o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life




888-1342 (11/02)                                                       (new bus)
131633 (11/02)                                                            x00448


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     expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected the optional ratcheted death benefit, it will no longer be in effect and charges for such benefit will stop.

(3) In "Transferring your money among investment options" under "Transferring your account value," the first sentence in the paragraph following the set of bullets is deleted in its entirety and replaced with the following:

     Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment, options, including limitations on the number, frequency, or dollar amount of transfers.

(4) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "Effect of the annuitant's death," the second sentence of the second paragraph is deleted in its entirety and replaced with the following:

     However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed later in this section under "Successor owner annuitant." Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. A successor/owner annuitant can only be elected under NQ and individually owned IRA contracts.

     Also, for NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" later in this section.

(5) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "When an NQ contract owner dies before the annuitant," the following sentence is added at the end of the last paragraph:

     An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" later in this section.

(6) In "Payment of death benefit," the section entitled "Beneficiary continuation option" is deleted in its entirety and replaced with the following:

     BENEFICIARY CONTINUATION OPTION

     This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please contact our processing office for further information.

     BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

     Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which the deceased would have reached age 701/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions as discussed in "Tax information" in the Prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over the life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

     Under the beneficiary continuation option for IRA and Roth IRA contracts:

     o The contract continues in your name for the benefit of your beneficiary.

     o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

     o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

     o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

     o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

     o The minimum death benefit or the ratcheted death benefit, if applicable under the contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

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 o  The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

 o  Any partial withdrawal must be at least $300.

 o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

 o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, and required instructions for the method of payment and any required information and forms necessary to effect payment.

  BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

  Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

  Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

 o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

 o  The contract continues in your name for the benefit of your beneficiary.

 o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective o beneficiary's own life expectancy, if scheduled payments are chosen.

 o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

 o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

 o The minimum death benefit or the ratcheted death benefit, if applicable under your contract, will no longer be in effect and the charge for o the ratcheted death benefit will stop.

 o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in the Prospectus.

 o  Any partial withdrawal must be at least $300.

 o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

 o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

 If you are both the owner and annuitant:

 o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

 o  No withdrawal charges will apply to any withdrawals by the beneficiary.

 If the owner and annuitant are not the same person:

 o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

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    o  The annuity account value will not be reset to the death benefit amount.

    o The withdrawal charge schedule and free corridor amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

    o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same o contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See "Withdrawal charge" in "Charges and expenses" earlier in the Prospectus.

 If a contract is jointly owned:

    o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

    o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

    o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

(7) In "Tax information" under "Taxation of nonqualified annuities," the following is added as a new section above "Other information:"

    BENEFICIARY CONTINUATION OPTION

    We have filed a request with the Internal Revenue Service for rulings regarding certain tax consequences of the beneficiary continuation option for NQ contracts, including whether scheduled payments beginning within one year of your death will be taxed the same as annuity payments and whether one or both of the withdrawal options will affect that determination. There is no assurance that we will receive the rulings requested. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections. The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

(8) In "Tax information" under "Individual retirement arrangements ("IRAs")" under "General," the following is added as the last paragraph:

    The inherited beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.







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